Label	Element	Value
Document And Entity Information Elements	ck0001365662_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 30, 2013
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust 2
Central Index Key	dei_EntityCentralIndexKey	0001365662
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 30, 2013
Prospectus Date	rr_ProspectusDate	Jul. 31, 2013